Note 4 - Investments	3 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
4.	Investments:

Investments consisted of the following as of
March 31, 2018
and
December 31, 2017:

	March 31, 2018
	Cost	Unrealized loss	Market value

Guaranteed investment certificate	$790	(20)	770

	December 31, 2017
	Cost	Unrealized loss	Market value

Guaranteed investment certificate	$816	(18)	798